THE MERGER	12 Months Ended
Dec. 31, 2011
THE MERGER

3. THE MERGER

(a) Description of the Merger and Private Placement Offering

 On September 17, 2007, the Company completed the Merger. In accordance with the terms of the Merger, each share of common stock of Old Nile that was outstanding immediately prior to the Merger was exchanged for 2.758838 shares of the Company’s common stock, and one share of Old Nile common stock was issued to SMI. In addition, all securities convertible into or exercisable for shares of Old Nile common stock outstanding immediately prior to the Merger were cancelled, and the holders thereof received similar securities convertible into or exercisable for the purchase of an aggregate of 3,572,350 shares of the Company’s common stock. In consideration for their shares of the Company’s pre-merger common stock, the Company’s shareholders received an aggregate of 22,849,716 shares of SMI common stock. Immediately prior to the effective time of the Merger, 755,100 shares of SMI’s common stock were issued and outstanding. In addition, prior to the effective time of the Merger, 56,364 shares of SMI’s common stock were issued to Fountainhead Capital Partners Limited and 438,536 shares of SMI’s common stock were issued to Ko Zen Asset Management, Inc. pursuant to the conversion of convertible promissory notes and accrued interest. Upon completion of the Merger, the Old Nile shareholders owned approximately 95% of the Company’s issued and outstanding common stock, assuming the exercise of all of the issued and outstanding common stock options and warrants.

Following the Merger, the business conducted by the Company is the business conducted by Old Nile prior to the Merger. In addition, the director and officer of SMI was replaced by the directors and officers of Old Nile.

As a condition to the closing of the Merger, on September 11, 2007, Old Nile completed a financing whereby it received gross proceeds of $19,974,747 through the sale of 6,957,914 shares of common stock in a private placement to certain qualified investors (the “Financing”). Contemporaneously with the Financing, the Company converted $4,351,165 of convertible debt and interest into 1,684,085 shares of common stock, and issued five-year warrants to purchase an aggregate of 168,337 shares of common stock at an exercise price of $2.71per share.

All references to share and per share amounts in these financial statements have been restated to retroactively reflect the number of common shares of Nile common stock issued pursuant to the Merger.

(b) Accounting Treatment of the Merger; Financial Statement Presentation

The Merger was accounted for as a reverse acquisition, which provides that the “merger of a private operating company into a non-operating public shell corporation with nominal net assets typically results in the owners and management of the private company having actual or effective operating control of the combined company after the transaction, with the shareholders of the former public shell continuing only as passive investors. These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations. That is, the transaction is equivalent to the issuance of stock by the private company for the net monetary assets of the shell corporation, accompanied by a recapitalization.” Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old Nile is considered the acquirer in a reverse acquisition.

SMI’s historical accumulated deficit for periods prior to September 17, 2007, in the amount of $234,218, was eliminated against additional-paid-in-capital, and the accompanying financial statements present the previously issued shares of SMI common stock as having been issued pursuant to the Merger on September 17, 2007. The shares of common stock of the Company issued to the Old Nile stockholders in the Merger are presented as having been outstanding since August 2005 (the month when Old Nile first sold its equity securities).

Because the Merger was accounted for as a reverse acquisition under U.S. generally accepted accounting principles (“GAAP”), the financial statements for periods prior to September 17, 2007 reflect only the operations of Old Nile.